UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    6/30/2001

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                      8/1/2001
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   78

Form 13F Information Table Value Total:   $143,970


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

                        Lawson Kroeker Investment Management, Inc.
                                    FORM 13F
                                June 30, 2001

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADELPHIA COMMUNICATIONS CONV D CNV              006848BG6       72    75000 PRN      SOLE                    75000
ADELPHIA COMMUNICATIONS CONV D CNV              006848BG9      697   725000 PRN      SOLE                   725000
LEVEL 3 COMMUNICATIONS CONV DE CNV              52729NAG5      254   980000 PRN      SOLE                   980000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAS9       11    52000 PRN      SOLE                    52000
STANDARD COMMERCIAL            CNV              853258AA9       44    50000 PRN      SOLE                    50000
ABBOTT LABS                    COM              002824100     4116    85755 SH       SOLE                    60305             25450
ADELPHIA COMMUNICATIONS        COM              006848105     3473    84720 SH       SOLE                    49935             34785
ALBEMARLE CORP.                COM              012653101      317    13690 SH       SOLE                    13690
ALLETE INC.                    COM              018522102      202     9000 SH       SOLE                     9000
ALLMERICA FINANCIAL CORP       COM              019754100      947    16474 SH       SOLE                    16474
ALLTEL CORP                    COM              020039103      243     3981 SH       SOLE                     3981
AMERICAN GENERAL CORP          COM              026351106     4449    95792 SH       SOLE                    65542             30250
AMERICAN HOME PRODS CP         COM              026609107     1010    17200 SH       SOLE                    16800               400
ANADARKO PETROLEUM CORP        COM              032511107      420     7797 SH       SOLE                     7797
AVERY DENNISON CORP            COM              053611109     5452   106803 SH       SOLE                    75603             31200
BERKSHIRE HATHAWAY INC         COM              084670108      208        3 SH       SOLE                        3
BRISTOL MYERS SQUIBB CO        COM              110122108     1101    21060 SH       SOLE                    20460               600
BURLINGTON RES INC             COM              122014103     4199   105655 SH       SOLE                    77055             28600
CARDINAL HEALTH, INC.          COM              14149Y108     5610    81312 SH       SOLE                    55487             25825
CASCADE FINANCIAL CORP         COM              147272108      101    12641 SH       SOLE                    12641
CHEVRON CORPORATION            COM              166751107      800     8850 SH       SOLE                     8850
COCA COLA CO                   COM              191216100      324     7200 SH       SOLE                     7200
COLGATE PALMOLIVE CO           COM              194162103     4956    84030 SH       SOLE                    60255             23775
COMMONWEALTH TELEPHONE ENTERPR COM              203349105     3722    88118 SH       SOLE                    61399             26719
CONAGRA INC                    COM              205887102      551    27864 SH       SOLE                    27864
CORNING INC                    COM              219350105     2251   134761 SH       SOLE                    94471             40290
EL PASO CORP.                  COM              28336L109     5176    98532 SH       SOLE                    64832             33700
ELAN CORP PLC ADR              COM              284131208     5841    95761 SH       SOLE                    68061             27700
EMERSON ELEC CO                COM              291011104      665    11000 SH       SOLE                    11000
EQUIFAX INC                    COM              294429105      795    21675 SH       SOLE                    21675
ETHYL CORP                     COM              297659104       20    15500 SH       SOLE                    15500
EXXON MOBIL CORP               COM              30231G102      231     2651 SH       SOLE                     2651
FEDERAL HOME LN MTG CORP       COM              313400301      452     6650 SH       SOLE                     6650
FIRST NATIONAL NEBRASKA INC    COM              335720108      234      108 SH       SOLE                      108
GLOBAL PAYMENTS, INC.          COM              37940X102     2694    89516 SH       SOLE                    65116             24400
GPU, INC.                      COM              36225x100      288     8200 SH       SOLE                     8200
GROUPE BRUXELLES LAMBERT SA    COM              4391551       3234    57025 SH       SOLE                    36575             20450
GUIDANT CORP                   COM              401698105      339     9434 SH       SOLE                     9434
HANOVER COMPRESSOR             COM              410768105     3873   117065 SH       SOLE                    81865             35200
HOUGHTON MIFFLIN CO.           COM              441560109     5907    98565 SH       SOLE                    66165             32400
HOUSTON EXPLORATION COMPANY    COM              442120101     3204   102550 SH       SOLE                    61900             40650
JOHNSON & JOHNSON              COM              478160104      200     4010 SH       SOLE                     4010
KANSAS CITY SOUTHERN INDUSTRIE COM              485170302     2812   177975 SH       SOLE                   106375             71600
KIMBERLY CLARK CORP            COM              494368103      370     6624 SH       SOLE                     6624
LEVEL 3 COMMUNICATIONS         COM              52729N100     1206   219830 SH       SOLE                   189030             30800
LILLY ELI & CO                 COM              532457108      393     5312 SH       SOLE                     5312
LUCENT TECHNOLOGIES            COM              549463107      575    92672 SH       SOLE                    51522             41150
MARSH & MCLENNAN COS           COM              571748102      696     6900 SH       SOLE                     6900
MIRANT                         COM              604675108      313     9100 SH       SOLE                     9100
MONY GROUP INC COM             COM              615337102     4460   111160 SH       SOLE                    77460             33700
NATIONWIDE FINANCIAL SERVICES  COM              638612101     3847    88155 SH       SOLE                    62605             25550
NDC HEALTH                     COM              635621105     3625   111895 SH       SOLE                    81395             30500
NISOURCE INC.                  COM              65473P105     1356    49640 SH       SOLE                    49640
PALL CORP                      COM              696429307     1156    49150 SH       SOLE                    49150
PERFORMANCE FOOD GROUP         COM              713755106     5747   190140 SH       SOLE                   140690             49450
PHARMACIA CORP                 COM              71713U102     4297    93535 SH       SOLE                    57835             35700
PUDGET SOUND ENERGY            COM              745332106      326    12470 SH       SOLE                    12470
RCN CORP.                      COM              749361101     1307   238105 SH       SOLE                   166705             71400
REYNOLDS & REYNOLDS CO         COM              761695105      777    35400 SH       SOLE                    35400
ROYAL DUTCH PETE CO NY REG SH  COM              780257705     1059    18175 SH       SOLE                    18175
SBC COMMUNICATIONS, INC        COM              78387G103      401    10021 SH       SOLE                    10021
SENSE TECHNOLOGIES INC         COM              816923106       39    10000 SH       SOLE                    10000
SHERWIN WILLIAMS CO            COM              824348106      352    15900 SH       SOLE                    15900
SPRINT CORP                    COM              852061100     1158    54250 SH       SOLE                    52450              1800
SPRINT CORP PCS COM SER 1      COM              852061506     3246   134431 SH       SOLE                    93056             41375
STANDARD COMMERCIAL CORP       COM              853258101      213    12500 SH       SOLE                    12500
SUNGARD DATA SYSTEMS           COM              867363103     3785   126150 SH       SOLE                    95100             31050
SYSCO CORPORATION              COM              871829107      816    30060 SH       SOLE                    30060
TEXACO INC                     COM              881694103     3717    55775 SH       SOLE                    30125             25650
TXU CORP                       COM              873168108      242     5041 SH       SOLE                     5041
TYCO INTERNATIONAL LTD         COM              902124106     6065   111270 SH       SOLE                    80673             30597
UNION PACIFIC CORP             COM              907818108      214     3900 SH       SOLE                     3900
UNOCAL CORP                    COM              915289102      865    25350 SH       SOLE                    25350
VIACOM, INC. - CLASS B         COM              925524308     6555   126681 SH       SOLE                    88452             38229
WELLS FARGO CO                 COM              949746101      225     4850 SH       SOLE                     4850
WHIRLPOOL CORP                 COM              963320106      206     3300 SH       SOLE                     3300
WORLDCOM GROUP                 COM              98157D106     2651   186736 SH       SOLE                   140861             45875
NASDAQ-100 TRUST SEV1                                          216 4730.000 SH       SOLE                 4730.000
                               78                          143,970